Convertible Debentures - Schedule of convertible debentures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 28,969
Interest paid	(3,583)	$ (3,205)
Ending balance	36,495	28,969
Unsecured convertible debenture- March 2019
Disclosure of detailed information about borrowings [line items]
Beginning balance	0
Acquired on business combination	3,722
Interest payments	(372)
Interest expense	56
Ending balance	3,406	0
Unsecured convertible debenture- December 2019
Disclosure of detailed information about borrowings [line items]
Beginning balance	28,969	0
Issued at amortized cost, net issuance costs		45,922
Conversion		(20,602)
Interest expense	7,331	6,854
Interest paid	(3,211)	(3,205)
Ending balance	33,089	28,969
Unsecured convertible notes
Disclosure of detailed information about borrowings [line items]
Beginning balance	0
Acquired on business combination	7,790
Debt repayment	(7,790)
Ending balance	$ 0	$ 0